22. DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Derivative Financial Instruments Tables
Schedule of other financial assets and liabilities.

	12.31.17	12.31.16

Derivatives designated as hedge accounting
Assets
Non-deliverable forward (NDF)	1.1	76.3
Currency option contracts	23.6	118.7
Commodities (corn) non-deliverable forward (NDF)	0.8	2.4
Commodities (Soy) non-deliverable forward (NDF)	1.1	-
Corn option contracts	0.8	-
Commodities (Soybean oil) non-deliverable forward (NDF)	0.1	-
	27.5	197.4

Liabilities
Non-deliverable forward of currency (NDF)	(6.8)	(1.8)
Commodities (soybean) non-deliverable forward (NDF)	(3.0)	(0.9)
Commodities (soybean oil) non-deliverable forward (NDF)	(0.1)	-
Currency option contracts	(25.9)	(35.1)
Corn option contracts	(0.6)	-
Soybean option contracts	(1.5)	-
Deliverable forwards contracts	-	(0.3)
Commodities (corn) non-deliverable forward (NDF)	(4.6)	(0.6)
Corn and soymeal future contracts - B3	-	-
Exchange rate contracts currency (Swap)	(166.3)	(184.2)
	(208.8)	(222.9)

Derivatives not designated as hedge accounting
Assets
Non-deliverable forward of currency (NDF)	36.4	-
Currency option contracts	1.5	-
Exchange rate contracts currency (Swap)	25.1	0.4
	63.0	0.4

Liabilities
Non-deliverable forward of currency (NDF)	(2.0)	(83.0)
Currency option contracts	(2.0)	-
Swap (index / Currency / stocks)	(86.5)	(218.5)
Dollar future contracts - B3	(0.2)	(5.2)
	(90.7)	(306.7)
	-	-
Current assets	90.5	198.0
Current liabilities	(299.5)	(529.6)